Restrictions on Cash	12 Months Ended
Dec. 31, 2015
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 2.	Restrictions on Cash

To comply with banking regulations, the Company is required to maintain certain average cash reserve balances.  The daily average cash reserve requirement was approximately $3,169,000 and $1,809,000 for the periods including December 31, 2015 and 2014, respectively.